Annual Operating Expenses - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio - Select Software and IT Services Portfolio
	Apr. 29, 2024
Operating Expenses:
Management fee	0.64%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.64%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.15% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.